Cover	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	ENERGY FOCUS, INC/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36583
Entity Tax Identification Number	94-3021850
Entity Address, Address Line One	32000 Aurora Road Suite B
Entity Address, City or Town	Solon,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44139
City Area Code	440
Local Phone Number	715-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EFOI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000924168
Amendment Flag	false